Note 17 - Exploration and Evaluation Assets - Exploration and Evaluation Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Balance at beginning of period	[1]	$ 94,272	$ 17,579
- Mining claims acquired			73,198
Decommissioning asset estimation adjustment		(1,835)	1,618
- Consumables and drilling		1,811	1,005
- Contractor		19	2
- Labour		627	488
- Power		77	7
- Other		67	375
Preliminary economic assessment and feasibility study		2,288
Balance		97,326	94,272	[1]
Bilboes Gold [member]
Statement Line Items [Line Items]
Balance at beginning of period		73,573	0
- Mining claims acquired			73,198
Decommissioning asset estimation adjustment		(961)	0
- Consumables and drilling		0	0
- Contractor		0	0
- Labour		0	0
- Power		0	0
- Other		0	375
Preliminary economic assessment and feasibility study		2,288
Balance		74,900	73,573
Motapa [member]
Statement Line Items [Line Items]
Balance at beginning of period		10,592	7,844
- Mining claims acquired			0
Decommissioning asset estimation adjustment		(882)	1,466
- Consumables and drilling		1,792	903
- Contractor		14	2
- Labour		576	377
- Power		74	0
- Other		67	0
Preliminary economic assessment and feasibility study		0
Balance		12,233	10,592
Maligreen [member]
Statement Line Items [Line Items]
Balance at beginning of period		5,998	5,626
- Mining claims acquired			0
Decommissioning asset estimation adjustment		8	152
- Consumables and drilling		19	102
- Contractor		5	0
- Labour		0	111
- Power		3	7
- Other		0	0
Preliminary economic assessment and feasibility study		0
Balance		6,033	5,998
GG [member]
Statement Line Items [Line Items]
Balance at beginning of period		3,723	3,723
- Mining claims acquired			0
Decommissioning asset estimation adjustment		0	0
- Consumables and drilling		0	0
- Contractor		0	0
- Labour		51	0
- Power		0	0
- Other		0	0
Preliminary economic assessment and feasibility study		0
Balance		3,774	3,723
Sabiwa [member]
Statement Line Items [Line Items]
Balance at beginning of period		294	294
- Mining claims acquired			0
Decommissioning asset estimation adjustment		0	0
- Consumables and drilling		0	0
- Contractor		0	0
- Labour		0	0
- Power		0	0
- Other		0	0
Preliminary economic assessment and feasibility study		0
Balance		294	294
Abercorn [member]
Statement Line Items [Line Items]
Balance at beginning of period		27	27
- Mining claims acquired			0
Decommissioning asset estimation adjustment		0	0
- Consumables and drilling		0	0
- Contractor		0	0
- Labour		0	0
- Power		0	0
- Other		0	0
Preliminary economic assessment and feasibility study		0
Balance		27	27
Valentine [member]
Statement Line Items [Line Items]
Balance at beginning of period		65	65
- Mining claims acquired			0
Decommissioning asset estimation adjustment		0	0
- Consumables and drilling		0	0
- Contractor		0	0
- Labour		0	0
- Power		0	0
- Other		0	0
Preliminary economic assessment and feasibility study		0
Balance		$ 65	$ 65

[1]	Refer to note 41.